Employee Benefits Expense - Summary of Employee Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ (390,791)	$ (482,009)	$ (476,809)
Post-employment benefit expense	71,841	(16,031)	(17,269)
Social security and other contributions	(219,754)	(286,459)	(266,566)
Other employee expenses	(26,342)	(25,254)	(79,849)
Total Employee Benefits Expenses	$ (565,046)	$ (809,753)	$ (840,493)